OTHER PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
OTHER PAYABLE AND ACCRUED LIABILITIES

17. OTHER PAYABLE AND ACCRUED LIABILITIES

	As of December 31,
	2024	2025
	RMB	RMB

Taxes payable	18,790	19,362
Supplier deposits (2)	19,597	17,867
Merchants deposits (1)	25,511	17,072
Construction cost payable (Note 8) (3)	17,421	14,302
Accrued marketing and other operational expenses	9,913	12,056
Salaries and welfare payable	26,428	8,442
Accrued professional fees	5,245	4,967
Others	3,272	2,008
Total other payable and accrued liabilities	126,177	96,076

(1)	The deposit obtained from the merchants is to ensure implementation of Yunji App’s platform policy and good product quality to be sold by the merchants on Yunji App under the Group’s marketplace business model. The deposit can be withdrawn immediately after the merchants terminate its online shop on Yunji App.

(2)	The deposit obtained from the suppliers is to ensure inventory level ready for the Group to purchase and good product quality under the Group’s sales of merchandise business model.

(3)	The Group had RMB 33,669 payable obligation related to the new office building on the Hangzhou Land Parcel which consist of RMB 14,302 in other payable and accrued liabilities and RMB 19,367 in other non-current liabilities, respectively, as of December 31, 2025.